Unaudited Condensed Consolidated Statements of Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Sales revenues	$ 21,037	$ 23,467	$ 42,110	$ 47,235
Cost of sales	(11,025)	(11,740)	(21,710)	(23,251)
Gross profit	10,012	11,727	20,400	23,984
Income (expenses)
Selling expenses	(1,286)	(1,268)	(2,376)	(2,601)
General and administrative expenses	(464)	(549)	(908)	(996)
Exploration costs	(185)	(174)	(498)	(309)
Research and development expenses	(193)	(193)	(395)	(376)
Other taxes	(127)	(948)	(250)	(1,088)
Impairment (losses) reversals, net	(190)	37	(240)	46
Other income and expenses, net	(2,218)	(1,927)	(3,108)	(2,971)
Total Income (expenses)	(4,663)	(5,022)	(7,775)	(8,295)
Income before net finance income (expense), results of equity-accounted investments and income taxes	5,349	6,705	12,625	15,689
Finance income	345	477	642	1,029
Finance expenses	(1,065)	(2,932)	(2,048)	(4,004)
Foreign exchange gains (losses) and inflation indexation charges	1,735	(4,414)	4,169	(5,833)
Net finance income (expense)	1,015	(6,869)	2,763	(8,808)
Results of equity-accounted investments	47	(188)	129	(281)
Net income (loss) before income taxes	6,411	(352)	15,517	6,600
Income taxes	(1,654)	27	(4,765)	(2,120)
Net income (loss) for the period	4,757	(325)	10,752	4,480
Net income (loss) attributable to shareholders of Petrobras	4,734	(344)	10,708	4,438
Net income attributable to non-controlling interests	$ 23	$ 19	$ 44	$ 42
Basic earnings (losses) per common and preferred share	$ 0.37	$ (0.03)	$ 0.83	$ 0.34
Diluted earnings (losses) per common and preferred share	$ 0.37	$ (0.03)	$ 0.83	$ 0.34